SHARE-BASED COMPENSATION	6 Months Ended
Sep. 30, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

19. SHARE-BASED COMPENSATION

On March 26, 2013, the Company adopted the 2013 Stock Incentive Plan (“2013 Plan”).

Under the 2013 Plan, the Company’s Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted under the 2013 Plan shall be 34,275,990 shares. On November 13, 2015, the Company increased the maximum number of shares available for grants of awards to 40,942,650. On April 20, 2016, the Company increased the maximum number of shares available to 65,000,000.

On February 14, 2018, the Company adopted the 2018 Amended and Restated Share Incentive Plan (“2018 Plan”) and replaced 2013 Plan. Under the 2018 Plan, the Company increased the maximum number of shares available to 87,742,890.

On November 19, 2018, the Company amended and restated the 2018 Plan, and renamed it 2018 Second Amended and Restated Incentive Plan (“2018 Second Plan”). Under the 2018 Second Plan, the Company increased the maximum number of shares available to 102,040,053.

Stock options granted to an employee under the 2018 Second Plan are generally be exercisable upon the Company completes a Qualified IPO or a defined Corporate Transaction (i.e. change of control, etc.) and the employee renders service to the Company in accordance with a stipulated service schedule. Employees are generally subject to a four-year service schedule, under which an employee earns an entitlement to vest in 25% of his option grants at the end of each year of completed service.

For the Company’s key management grantee, the vested stock options granted could be retained and be exercised until the earlier of (i) any day commencing from the day that is six (6) months prior to the anticipated consummation of an IPO, or (ii) the day immediately prior to the consummation of a Corporate Transaction before March 26, 2023. For the Company’s employee grantee, prior to the Company completes a Qualified IPO or Corporate Transaction, the stock options granted to the employee shall be forfeited three months after termination of employment of the employee. The Company’s key management, management and employee grantees are collectively hereafter referred to as “Grantees”.

The Company accounted for the share-based compensation costs using an acceleration method over the requisite service period for the award based on the fair value on their respectively grant date.

Option modification

On September 22, 2019, the Company’s board of directors approved a reduction in the exercise price for all outstanding options previously granted by the Company with any exercise prices which were higher than US$1.03 per ordinary share, up to US$3.00 per ordinary share, to US$1.03 per ordinary share, provided that any participating option holder agrees to amendment in the number of shares subject to his or her option as determined by the plan administrator. The Company accounted for this reduction as a share option modification which required the remeasurement of these share options at the time of the modification. The total incremental cost as a result of the modification was US$4.1 million. The incremental cost related to vested options amounted to US$2.1 million and was recorded during the year ended December 31, 2019. The incremental cost related to unvested options amounted to US$2.0 million and would be recorded over the remaining service period.

The Company granted 3,658,725 and 352,338 stock options to Grantees for six months ended September 30, 2020 and 2021, respectively.

19. SHARE-BASED COMPENSATION (CONTINUED)

The following table sets forth the stock options activity for the six months ended September 30, 2020 and 2021:

			Weighted
		Weighted-	average		Weighted
		average	remaining	Aggregate	average fair
	Number of	exercise	contractual	intrinsic	value of
	shares	price	term	value	options
		US$	YEARS	US$’000	US$

Outstanding as of March 31, 2020	32,330,838	1.79	6.81	25,530.99	1.58

Granted	3,658,725	0.03	—	—	0.46
Forfeited	(3,351,726)	1.34	—	—	2.51
Exercised	(1,944,555)	0.07	—	—	0.41

Outstanding as of September 30, 2020	30,693,282	1.74	6.69	2,413.68	1.42

Outstanding as of March 31, 2021	25,754,673	1.79	6.18	3,974.57	1.20

Granted	306,513	0.003	—	—	1.31
Forfeited	(1,545,909)	2.10	—	—	3.97
Exercised	(6,769,311)	0.36	—	—	0.67

Outstanding as of September 30, 2021	17,745,966	0.61	6.10	6,635.78	1.16
Vested and expected to vest as of September 30, 2021	17,745,966	0.61	6.10	6,635.78	1.16
Exercisable as of September 30, 2021	16,080,702	0.58	6.19	5,300.96	1.36

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

Prior to the initial public offering, in determining the grant date fair value of ordinary shares for purposes of recording share-based compensation in connection with employee stock options, the Company, with the assistance of independent appraisers, performed retrospective valuations instead of contemporaneous valuations because, at the time of the valuation dates, the Company’s financial and limited human resources were principally focused on business development efforts. This approach is consistent with the guidance prescribed by the AICPA Audit and Accounting Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, or the Practice Aid. Specifically, the ‘‘Level B’’ recommendation in paragraph 16 of the Practice Aid sets forth the preferred types of valuation that should be used.

The Company, with the assistance of an independent appraisers, evaluated the use of three generally accepted valuation approaches: market, cost and income approaches to estimate the enterprise value. The Company and its appraisers considered the market and cost approaches as inappropriate for valuing ordinary shares because no exactly comparable market transaction could be found for the market valuation approach and the cost approach does not directly incorporate information about the economic benefits contributed by the business operations. Consequently, the Company and its appraisers relied solely on the income approach in determining the fair value of the ordinary shares. This method eliminates the discrepancy in the time value of money by using a discount rate to reflect all business risks including intrinsic and extrinsic uncertainties in relation to the Company.

19. SHARE-BASED COMPENSATION (CONTINUED)

The income approach involves applying discounted cash flow analysis based on the Company’s projected cash flow using management’s best estimate as of the valuation dates. Estimating future cash flow requires the Company to analyze projected revenue growth, gross margins, operating expense levels, effective tax rates, capital expenditures, working capital requirements, and discount rates. The Company’s projected revenues were based on expected annual growth rates derived from a combination of its historical experience and the general trend in this industry. The revenue and cost assumptions the Company used are consistent with its long-term business plan and market conditions in this industry. The Company also has to make complex and subjective judgments regarding its unique business risks, its limited operating history, and future prospects at the time of grant. Other assumptions the Company used in deriving the fair value of its equity include:

●	no material changes will occur in the applicable future periods in the existing political, legal, fiscal or economic conditions in China;
●	no material changes will occur in the current taxation law in China and the applicable tax rates will remain consistent;
●	the Company has the ability to retain competent management and key personnel to support our ongoing operations; and
●	industry trends and market conditions for the used car e-commerce businesses will not deviate significantly from current forecasts.

After initial public offering in June 2018, the fair value of ordinary shares is determined by the closing market price of the ordinary shares on the relevant grant dates.

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	Six months ended September 30,
	2020	2021
Expected volatility	46%~51%	43%~63%
Risk-free interest rate (per annum)	0.1%~0.7%	0.2%~1.3%
Exercise multiple	2.8/2.2	2.8/2.2
Expected dividend yield	0%	0%
Contractual term (in years)	10	10

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. The expected term is the contract life of the option.

The Company granted 51,018 and 45,825 restricted shares to Grantees for the six months ended September 30, 2020 and  2021, respectively.

19. SHARE-BASED COMPENSATION (CONTINUED)

The following table sets forth the restricted shares activity for September 30, 2021:

		Weighted average
	Number of	grant date fair
	shares	value per share
		US$
Unvested as of March 31, 2020	33,334	2.26

Granted	51,018	0.48
Vested	(84,352)	1.18

Unvested as of September 30, 2020	—

Unvested as of March 31, 2021	—

Granted	45,825	1.07
Vested	(45,825)	1.07

Unvested as of September 30, 2021	—

Total share-based compensation cost for the restricted shares amounted to US$0.04 million and US$0.05 million (equivalent to RMB0.3 million) for the six months ended September 30, 2020 and 2021, respectively.